Share based compensation reserve (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded restricted shares to the management team (the “Management Share Awards”) as of the following five award dates.

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award	January 1, 2023 Award	Other Awards	Total
Number of awards outstanding at January 1, 2023	193,990	152,695	598,173	683,549	894,750	—	176,000	2,699,157
New awards granted in the period	—	—	—	—	—	1,209,137	87,000	1,296,137
Forfeitures in the period	—	—	(11,735)	(77,464)	(131,051)	(158,757)	(95,000)	(474,007)
Awards lapsed in the period	—	—	(171,579)	—	—	—	—	(171,579)
Awards vested and issued in period	(193,990)	(152,695)	(414,859)	—	—	—	—	(761,544)
Number of awards outstanding at September 30, 2023	—	—	—	606,085	763,699	1,050,380	168,000	2,588,164

Summary of Management Share Award Inputs and Assumptions	he inputs and assumptions underlying the fair value for all awards outstanding as of valuation date are as follows:

	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award *	January 1, 2023 Award *
Grant date price	$22.37	$25.42	$25.39	$17.24
Exercise price	$—	$—	$—	$—
Expected life of restricted share	4.00 years	3.00 years	3.00 years	3.00 years
Expected volatility of the share price	24.4%	30.0%	28.0%	N/A
Dividend yield expected	—%	—%	—%	N/A
Risk free rate	1.70%	0.24%	1.15%	N/A
Employee exit rate	27.3%	14.0%	14.0%	18.0%
EBITDA Performance Target Conditions	35.0%	35.0%	35.0%	75.0%
*Note: The table above does not include details on awards that only require continued employment over the vesting period and have only non-company wide specific performance conditions.

Schedule of Reserves within Equity	Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2023	13.8
Non-Executive Director restricted share awards charge	0.4
Directors and Senior Management share awards charge - January 1, 2021	9.1
Directors and Senior Management share awards charge - January 1, 2022	7.8
Directors and Senior Management share awards charge - January 1, 2023	1.7
Directors and Senior Management share awards charge - Other 2022 and 2023 awards	0.8
Shares issued upon vesting of awards	(0.3)
Reclassification of employer tax for Director and Senior Management share awards	(5.3)
Balance as of September 30, 2023	28.0